CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Nov. 04, 2016
Short-term investments measured at fair value	$ 872,158	$ 209,035
Long-term investments measured at fair value	$ 129,876	$ 93,449
Ordinary shares, par value (in dollars per share)			$ 0.0005
Ordinary shares, shares authorized			388,594,477
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	498,911,230	498,911,230
Ordinary shares, shares issued	352,452,783	269,203,783
Ordinary shares, shares outstanding	352,452,783	269,203,783
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	81,088,770	81,088,770
Ordinary shares, shares issued	81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770	81,088,770